RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 15,103,290	$ 10,666,816
Operating limited partnership rents received in advance	155	33,570
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(9,530,240)	(1,941,869)
Other	8,210,250	21,948,565
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(8,901,790)	(11,617,242)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,914,770)	(4,565,374)
Impairment loss not recognized for tax purposes	0	1,464,002
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,518,111)	(17,613,704)
Income (loss) for tax return purposes	(15,551,216)	(1,625,236)
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	65,321	(66,671)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	24,843	(62,628)
Other	522,385	952
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(106,474)	(109,408)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(17,784)	(40,532)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(131,295)	(4,798)
Income (loss) for tax return purposes	356,996	(283,085)
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(44,938)	279,798
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(139,128)	19,976
Other	18,446	1,171,340
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(39,102)	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(33,177)	(35,256)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,060	(390,000)
Income (loss) for tax return purposes	(236,839)	1,045,858
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(72,794)	178,017
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,208	9,937
Other	547,008	634,033
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(45,959)	(57,309)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(19,546)	(11,278)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(31,291)	(222,930)
Income (loss) for tax return purposes	406,626	530,470
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	402,128	168,719
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	37,362	(154,401)
Other	60,716	573,118
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(159,714)	(372,667)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(28,172)	(74,999)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(703,528)	12,654
Income (loss) for tax return purposes	(391,208)	152,424
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(75,371)	27,462
Operating limited partnership rents received in advance	(358)	358
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	30,366	157,886
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(185,148)	(146,078)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(52,400)	(39,106)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,228)	51,324
Income (loss) for tax return purposes	(293,139)	51,846
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(51,336)	(33,376)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	65,984	50,851
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(112,755)	(70,287)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(61,003)	(65,924)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,578)	(14,657)
Income (loss) for tax return purposes	(165,688)	(133,393)
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(126,723)	(66,471)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	708	1,509,253
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(500,992)	(461,073)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(102,807)	(123,216)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(11,559)	(95,955)
Income (loss) for tax return purposes	(741,373)	762,538
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,675,164	(152,027)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	3,509,504	106,892
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(164,034)	(226,075)
Excess of tax depreciation over book depreciation on operating limited partnership assets	106,695	(253,680)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,896,130)	(20,623)
Income (loss) for tax return purposes	3,231,199	(545,513)
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(64,444)	1,295,112
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	87,980	751,162
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(198,898)	(533,920)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,559)	(67,191)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,783)	(1,394,145)
Income (loss) for tax return purposes	(256,704)	51,018
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(173,797)	355,117
Operating limited partnership rents received in advance	8,486	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(99,313)	(236,133)
Other	97,387	1,907,192
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(531,118)	(442,926)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(111,292)	(128,069)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	217,422	(380,363)
Income (loss) for tax return purposes	(592,225)	1,074,818
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(103,851)	191,558
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	69,684	(261,540)
Other	21,360	(733,450)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(187,074)	(174,671)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(104,590)	(91,676)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(285,411)	2,962
Income (loss) for tax return purposes	(589,882)	(1,066,817)
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	698,887	1,144,794
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(2,902,513)
Other	1,772,400	5,881,305
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(497,487)	(551,230)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(120,866)	(136,785)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(879,687)	(1,294,196)
Income (loss) for tax return purposes	973,247	2,141,375
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	374,024	615,369
Operating limited partnership rents received in advance	(1,053)	10,480
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(593,524)	85,502
Other	76,514	2,948,629
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(529,907)	(513,975)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(148,783)	(201,736)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(580,023)	(878,598)
Income (loss) for tax return purposes	(1,402,752)	2,065,671
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(94,282)	1,023,616
Operating limited partnership rents received in advance	3,591	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(834,408)	19,848
Other	116,153	358,642
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(297,842)	(250,938)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(122,731)	(124,116)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(5,328)	(1,094,625)
Income (loss) for tax return purposes	(1,234,847)	(67,573)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	556,742	316,271
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(248,259)	(474,323)
Other	(1,066,168)	3,365,399
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(136,875)	(360,810)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,296)	(126,064)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(647,142)	(333,873)
Income (loss) for tax return purposes	(1,611,998)	2,386,600
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,641,797	1,374,252
Operating limited partnership rents received in advance	2,642	388
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,942,253)	88,845
Other	1,264,928	(981,206)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(40,749)	(403,942)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(79,294)	(131,468)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,304,632)	(1,587,306)
Income (loss) for tax return purposes	(457,561)	(1,640,437)
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,482,508	444,498
Operating limited partnership rents received in advance	(1,519)	530
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(525,031)	101,759
Other	889,821	389,350
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(131,250)	(381,014)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(29,683)	(110,314)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,582,560)	(659,104)
Income (loss) for tax return purposes	102,286	(214,295)
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,213,042	(161,074)
Operating limited partnership rents received in advance	(6,374)	1,620
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(457,692)	157,320
Other	1,380,551	1,915,796
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(141,806)	(973,078)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(20,612)	(159,522)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,854,291)	(80,976)
Income (loss) for tax return purposes	1,112,818	700,086
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	3,212,273	(91,569)
Operating limited partnership rents received in advance	0	7,881
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(504,647)	139,400
Other	2,040,553	178,787
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(144,427)	(401,471)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(112,811)	(354,740)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,730,241)	(178,037)
Income (loss) for tax return purposes	1,760,700	(699,749)
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,554,531	49,450
Operating limited partnership rents received in advance	0	7,879
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(620,973)	93,229
Other	(1,571,550)	(1,089,112)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(13,393)	(283,760)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(13,019)	(255,315)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,069,742)	(266,500)
Income (loss) for tax return purposes	(1,734,146)	(1,744,129)
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(79,129)	584,797
Operating limited partnership rents received in advance	(2,549)	255
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(178,258)	193,581
Other	(2,082,251)	689,192
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(695,283)	(485,428)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(115,566)	(211,853)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(158,655)	(1,904,213)
Income (loss) for tax return purposes	(3,311,691)	(1,133,669)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(137,219)	302,913
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	124,592	228,916
Other	(176,849)	617,780
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(535,125)	(652,535)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(207,789)	(250,072)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(202,362)	(631,463)
Income (loss) for tax return purposes	(1,134,752)	(384,461)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(199,189)	3,133,162
Operating limited partnership rents received in advance	240	1,603
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,141,040)	42,892
Other	124,991	268,792
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(678,898)	(820,041)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(215,303)	(226,546)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(67,226)	(3,303,390)
Income (loss) for tax return purposes	(3,176,425)	(903,528)
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(246,031)	2,323,909
Operating limited partnership rents received in advance	(323)	718
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,289,322)	206,108
Other	(137,271)	679,343
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(749,824)	(980,275)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(195,524)	(185,336)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	186,238	(2,689,401)
Income (loss) for tax return purposes	(3,432,057)	(644,934)
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(231,517)	(323,040)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	239,076	254,628
Other	(62,471)	69,815
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(596,043)	(612,970)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(295,249)	(455,768)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(128,192)	(8,597)
Income (loss) for tax return purposes	(1,074,396)	(1,075,932)
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(244,274)	(1,050,682)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	282,759	283,200
Other	239,056	195,977
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(915,282)	(674,036)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(274,370)	(236,814)
Impairment loss not recognized for tax purposes	0	661,498
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(137,774)	(136,780)
Income (loss) for tax return purposes	(1,049,885)	(957,637)
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	171,768	(1,197,088)
Operating limited partnership rents received in advance	(2,628)	1,858
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	236,084	224,528
Other	439,999	330,847
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(566,331)	(677,325)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(398,239)	(467,998)
Impairment loss not recognized for tax purposes	0	802,504
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(488,173)	(110,114)
Income (loss) for tax return purposes	$ (607,520)	$ (1,092,788)